UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 28,
2001

Check here if Amendment  [  ];  Amendment Number:

This Amendment:	[  ]  is a restatement.
				[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		JBT CAPITAL INC.
Address:		900 Third Avenue, 11th Floor
			Suite 1103
			New York, NY 10022

Form 13F File Number:  028-05205

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Bin Bulsara
Title:				Chief Financial Officer
Phone:				212-750-9029

Signature, Place, and Date of Signing:

Bin Bulsara			New York, NY		11/8/01
--------------			----------------	----------
Signature				City, State		Date

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$213,487

List of Other Included Managers:			None


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FORM 13F INFORMATION TABLE
	TITLE		 VALUE 	 SHRS/ 	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	 (x$1000) 	 PRN AMT 	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

AGERE SYSTEMS INC	COM	00845V-10-0	8673	2100000	SH		SOLE		X
CHARTER COMMUNICATIONS	COM	16117M-10-7	18832	1519900	SH		SOLE		X
REVLON INC CL A COM	COM	761525-50-0	5133	977800	SH		SOLE		X
TYCOM LTD	COM	G9144B-10-6	4121	525000	SH		SOLE		X
AES CORP	COM	00130H-10-5	3205	250000	SH		SOLE		X
AOL TIME WARNER, INC.	COM	00184A-10-5	7	200	SH		SOLE		X
ANADARKO PETE CORP COM	COM	032511-10-7	4808	100000	SH		SOLE		X
APACHE CORP COM	COM	037411-10-5	2933	68200	SH		SOLE		X
COMPAQ COMPUTER CORP COM	COM	204493-10-0	4	500	SH		SOLE		X
CORVIS CORP	COM	221009-10-3	2561	1685000	SH		SOLE		X
DOUBLECLICK INC	COM	258609-30-4	9552	1678800	SH		SOLE		X
ECHOSTAR COMMUNICATIONS	COM	278762-10-9	4640	200000	SH		SOLE		X
GEMSTAR TV GUIDE INTL	COM	36866W-10-6	5174	262500	SH		SOLE		X
GRANITE BROADCAST	PFD 	387241-50-8	548	2029	SH		SOLE		X
HEALTHNET INC	COM	42222G-10-8	5766	300000	SH		SOLE		X
IMC GLOBAL INC COM	COM	449669-10-0	8119	902100	SH		SOLE		X
IMCLONE SYS INC COM	COM	45245W-10-9	22616	400000	SH		SOLE		X
MAGNUM HUNTER RESOURCES	COM	55972F-20-3	10426	1098600	SH		SOLE		X
MELLON BANK CORP	COM	58551A-10-8	10	300	SH		SOLE		X
NTL INC	COM	629407-10-7	700	225700	SH		SOLE		X
NIKE INC CL B	COM	654106-10-3	47	1000	SH		SOLE		X
NEXTEL COMMUNICATIONS INC	COM	65332V-10-3	188	60544	SH		SOLE		X
ORACLE SYSTEMS CORP	COM	68389X-10-5	9	700	SH		SOLE		X
PROVIDIAN FIN'L CORP	COM	74406A-10-2	6045	300000	SH		SOLE		X
REDBACK NETWORKS INC	COM	757209-10-1	3929	2806200	SH		SOLE		X
RELIANT RESOURCES	COM	75952B-10-5	4860	300000	SH		SOLE		X
SCIENTIFIC ATLANTA INC	COM	808655-10-4	7020	400000	SH		SOLE		X
SERVICE CORP INTL COM	COM	817565-10-4	21092	3503600	SH		SOLE		X
SONUS NETWORKS INC	COM	835916-10-7	2980	1000000	SH		SOLE		X
SYCAMORE NETWORKS INC	COM	871206-10-8	7308	2100000	SH		SOLE		X
TEXTRON INC	COM	883203-10-1	134	4000	SH		SOLE		X
VERITY INC	COM	92343C-10-6	4523	450000	SH		SOLE		X
VODAFONE GROUP PLC	COM	92857W-10-0	444	20200	SH		SOLE		X
WELLPOINT HEALTH NETWORKS	COM	94973H-10-8	2096	19200	SH		SOLE		X
WILLAMETTE IND INC	COM	969133-99-0	16760	335200	SH		SOLE		X
WORLDCOM INC-WORLDCOM GROUP	COM	98157D-10-6	26	1702	SH		SOLE		X
CALL TCM OCT 10	OPTION	G9144B-JA-D	23	985	SH	CALL	SOLE		X
EXODUS COMMUNICATIONS	DEBT	302088-AL-3	0	1000	PRIN		SOLE		X
11.625% Due 07-15-10
FINOVA GROUP INC 7.500%	DEBT	317928-AA-7	1959	5000000	PRIN		SOLE		X
Due 11-15-09
NTL INCORPORATED INC	DEBT	459216-AG-2	1560	3000000	PRIN		SOLE		X
11.500% Due 02-01-06
NTL INC SR NOTE SER B	DEBT	629407-AA-5	328	690000	PRIN		SOLE		X
10.000% Due 02-15-07
NTL COMMUNICATIONS CORP	DEBT	62941A-AA-7	318	770000	PRIN		SOLE		X
6.750% Due 05-15-08
REDBACK NETWORKS 5.000%	DEBT	757209-AB-7	725	2000000	PRIN		SOLE		X
Due 04-01-07
REVLON CONSUMER PRODS	DEBT	761519-AK-3	3725	5000000	PRIN		SOLE		X
8.125% Due 02-01-06
REVLON CONSUMER PRODS	DEBT	761519-AQ-0	9563	12500000	PRIN		SOLE		X
9.000% Due 11-01-06
			213487
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